Government Loans and Note Payable and Government Subsidy	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Government Loans And Note Payable And Government Subsidy
Government Loans and Note Payable and Government Subsidy

Note 10 – Government Loans and Notes Payable

Notes payable at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Government loans issued under the Government of Canada’s Canada Emergency Business Account (“CEBA”) program (A).	94,920	63,336

Note payable to the Small Business Administration (“SBA”). The note bears interest at 3.75% per annum, requires monthly payments of $190 and is due 30 years from the date of issuance, and is secured by certain equipment of PRO-DIP.	40,320	40,320

Note payable dated December 3, 2019; accrues interest at 3% per annum; secured by land, building and personal property; due June 30, 2022. (On June 30, 2022, paid in full, see Note 18.)	5,252,749	5,069,858

Note payable dated December 3, 2018; accrues interest at 4.53% per annum; unsecured; annual payments of approximately $4,000; due December 31, 2028	30,712	30,739

Note payable dated June 24, 2021; accrues interest at 9% per annum; secured by real property of Acenzia; lender at its sole discretion may require monthly principal payments of $950,000 after December 24, 2021; any unpaid principal and interest due on June 24, 2022. This note was repaid during the nine months ended May 31, 2022.	-	4,415,000
Total government loans and notes payable	5,418,701	9,619,253
Less current portion	(5,260,056)	(4,485,649)
Long-term portion	$158,645	$5,133,604

(A)	The Government of Canada launched CEBA loan to ensure that small businesses have access to the capital that they need during the current challenges faced due to the COVID-19 virus. The Company obtained CAD$80,000 loan (US$63,280 at May 31, 2022), which is unsecured, non-interest bearing and due on or before December 31, 2023. If the loan amount is paid on or before December 31, 2023, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2023, the Early Payment Credit will not apply. In addition, with acquisition of Terragenx, the Company acquired a CEBA loan in the amount of CAD$60,000 net of CAD$20,000 repayment (US$31,640 at May 31, 2022) under the same terms.

Government Subsidy

In 2020, the Government of Canada announced the Canada Emergency Wage Subsidy (“CEWS”) for Canadian employers whose businesses were affected by the COVID-19 pandemic. The CEWS provides a subsidy of up to 75% of eligible employees’ employment insurable remuneration, subject to certain criteria. Accordingly, the Company applied for the CEWS to the extent it met the requirements to receive the subsidy and during the nine months ended May 31, 2021, recorded a total of approximately $731,000 in government subsidies as a reduction to the associated wage costs recorded in cost of revenues and general and administrative expenses in the condensed consolidated statement of operations and comprehensive loss. During the nine months ended May 31, 2022, the Company did not receive any wage subsidies.

Future scheduled maturities of outstanding government loans and notes payable are as follows:

Twelve Months Ending May 31,
2023	$5,260,056
2024	99,822
2025	5,343
2026	5,790
2027	6,244
Thereafter	41,446
Total	$5,418,701

Note 10 – Government Loans and Note Payable and Government Subsidy

Governmental loans and note payable at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Note payable issued under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act. The loan has terms of 24 months and accrues interest at 1% per annum. The full note balance was forgiven in fiscal year 2021.	$-	$21,900

Government loans issued under the Government of Canada’s Canada Emergency Business Account (“CEBA”) program (A).	63,336	61,392

Note payable to the Small Business Administration (“SBA”). The note bears interest at 3.75% per annum, requires monthly payments of $190 after 12 months from funding and is due 30 years from the date of issuance and is secured by certain equipment of PRO-DIP.	40,320	-

Note payable dated December 3, 2019; accrues interest at 3% per annum; secured by land, building and personal property; due June 30, 2022.	5,069,858	-

Note payable dated December 3, 2018; accrues interest at 4.53% per annum; unsecured; annual payments of approximately $4,000; due December 2, 2028.	30,739	-

Note payable dated June 24, 2021; accrues interest at 9% per annum; secured by real property of Acenzia; lender at its sole discretion may require monthly principal payments of $950,000 after December 24, 2021; any unpaid principal and interest due on June 24, 2022.	4,415,000	-
Total government loans and notes payable	9,619,253	83,292
Less current portion	(4,485,649)	(83,292)
Long-term portion	$5,133,604	$-

(A)	The Government of Canada launched the Canada Emergency Business Account loan to ensure that small businesses have access to the capital that they need during the current challenges faced due to the COVID-19 virus. The Company obtained CAD$80,000 loan (US$63,336 at August 31, 2021), which is unsecured, non-interest bearing and due on or before December 31, 2022. If the loan amount is paid on or before December 31, 2022, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2022, the Early Payment Credit will not apply and the lender will automatically extend the term of the loan by three years until December 31, 2025 and will accrue on the outstanding amount of the CEBA Loan at a fixed rate of 5% per year, calculated daily and compounded monthly.

Government Subsidy

In 2020, the Government of Canada announced the Canada Emergency Wage Subsidy (“CEWS”) for Canadian employers whose businesses were affected by the COVID-19 pandemic. The CEWS provides a subsidy of up to 75% of eligible employees’ employment insurable remuneration, subject to certain criteria. Accordingly, the Company applied for the CEWS to the extent it met the requirements to receive the subsidy and during the year ended August 31, 2021, recorded a total of approximately $731,000 in government subsidies as a reduction to the associated wage costs recorded in cost of revenues and general and administrative expenses in the consolidated statement of operations and comprehensive loss.

Future scheduled maturities of outstanding government loans and notes payable are as follows:

Years Ending August 31,
2022	$4,485,649
2023	5,074,763
2024	5,346
2025	5,793
2026	6,247
Thereafter	41,455
Total	$9,619,253